SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Advances to suppliers | Supplier | Supplier A
Concentration of credit risk
Advances to suppliers	$ 18,260	$ 18,260